Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information
Schedule of revenues
	Year ended December 31,
Charterer	2022	2023	2024
Zim Integrated Shipping Services Ltd	39%	53%	57%
Samudera Shipping Line Limited, Singapore	-	-	21%
CMA CGM, Marseille	24%	29%	17%
Summit Shipping Line Pte. Ltd., Singapore	-	17%	-
New Golden Sea Shipping Pte. Ltd.	19%	-	-
Continental Shipping Line, Singapore	17%	-	-